CONVERTIBLE NOTES PAYABLE (Details- Convertible debt instruments) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Principal Balance	$ 3,807,083	$ 3,562,550
New Loans	303,333
Debt consolidation	$ (58,800)
Shares Issued Upon Conversion	118,682,378
Accrued Interest	$ 454,188	338,316
Interest expense	107,135
Unamortized Debt Discount	89,147	46,798
Debt consolidation	$ 58,800
Convertible Note 71 [Member]
Debt Instrument [Line Items]
Debt issuance date	Oct. 28, 2016
Debt Maturity date	Oct. 28, 2017
Principal Balance	$ 0	10,000
New Loans	0
Debt consolidation	$ (10,000)
Shares Issued Upon Conversion	23,405,455
Accrued Interest	$ 0	2,263
Interest expense	0
Unamortized Debt Discount	0
Debt consolidation	$ 10,000
Convertible Note 9 [Member]
Debt Instrument [Line Items]
Debt issuance date	Sep. 12, 2016
Debt Maturity date	Sep. 12, 2017
Principal Balance	$ 50,080	50,080
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 16,627	14,157
Interest expense	2,470
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 10 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jan. 24, 2017
Debt Maturity date	Jan. 24, 2018
Principal Balance	$ 55,000	55,000
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 72,588	69,876
Interest expense	2,712
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 101 [Member]
Debt Instrument [Line Items]
Debt issuance date	Feb. 10, 2023
Debt Maturity date	Feb. 10, 2024
Principal Balance	$ 50,000	0
New Loans	50,000
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 1,007	0
Interest expense	1,007
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 102 [Member]
Debt Instrument [Line Items]
Debt issuance date	Mar. 30, 2023
Debt Maturity date	Mar. 30, 2024
Principal Balance	$ 25,000	0
New Loans	25,000
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 10	0
Interest expense	10
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 292 [Member]
Debt Instrument [Line Items]
Debt issuance date	Nov. 08, 2019
Debt Maturity date	Nov. 08, 2020
Principal Balance	$ 36,604	36,604
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 22,326	20,160
Interest expense	2,166
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 31 [Member]
Debt Instrument [Line Items]
Debt issuance date	Aug. 28, 2019
Debt Maturity date	Aug. 28, 2020
Principal Balance	$ 0	0
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 8,385	8,385
Interest expense	0
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 371 [Member]
Debt Instrument [Line Items]
Debt issuance date	Sep. 03, 2020
Debt Maturity date	Jun. 30, 2021
Principal Balance	$ 113,667	113,667
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 38,801	28,756
Interest expense	5,045
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 372 [Member]
Debt Instrument [Line Items]
Debt issuance date	Nov. 02, 2020
Debt Maturity date	Aug. 31, 2021
Principal Balance	$ 113,167	113,167
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 37,533	27,510
Interest expense	5,023
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 373 [Member]
Debt Instrument [Line Items]
Debt issuance date	Dec. 29, 2020
Debt Maturity date	Sep. 30, 2021
Principal Balance	$ 113,166	113,166
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 36,497	26,474
Interest expense	5,023
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 38 [Member]
Debt Instrument [Line Items]
Debt issuance date	Feb. 09, 2021
Debt Maturity date	Feb. 09, 2022
Principal Balance	$ 47,200	96,000
New Loans	0
Debt consolidation	$ (48,800)
Shares Issued Upon Conversion	85,276,923
Accrued Interest	$ 31,260	27,939
Interest expense	3,321
Unamortized Debt Discount	0
Debt consolidation	$ 48,800
Convertible Note 39 [Member]
Debt Instrument [Line Items]
Debt issuance date	Apr. 26, 2021
Debt Maturity date	Apr. 26, 2022
Principal Balance	$ 168,866	168,866
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 48,844	39,684
Interest expense	9,160
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 401 [Member]
Debt Instrument [Line Items]
Debt issuance date	Sep. 22, 2022
Debt Maturity date	Sep. 22, 2023
Principal Balance	$ 2,600,000	2,600,000
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	10,000,000
Accrued Interest	$ 131,343	71,233
Interest expense	64,110
Unamortized Debt Discount	0
Debt consolidation	$ 0
Convertible Note 402 [Member]
Debt Instrument [Line Items]
Debt issuance date	Nov. 04, 2022
Debt Maturity date	Nov. 04, 2023
Principal Balance	$ 68,666	68,666
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 2,765	1,072
Interest expense	1,693
Unamortized Debt Discount	10,253
Debt consolidation	$ 0
Convertible Note 403 [Member]
Debt Instrument [Line Items]
Debt issuance date	Nov. 28, 2022
Debt Maturity date	Nov. 28, 2023
Principal Balance	$ 68,667	68,667
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 2,313	620
Interest expense	1,693
Unamortized Debt Discount	11,382
Debt consolidation	$ 0
Convertible Note 404 [Member]
Debt Instrument [Line Items]
Debt issuance date	Dec. 21, 2022
Debt Maturity date	Dec. 21, 2023
Principal Balance	$ 68,667	68,667
New Loans	0
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 1,880	187
Interest expense	1,693
Unamortized Debt Discount	12,464
Debt consolidation	$ 0
Convertible Note 405 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jan. 24, 2023
Debt Maturity date	Jan. 24, 2024
Principal Balance	$ 90,166	0
New Loans	90,166
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 1,630	0
Interest expense	1,630
Unamortized Debt Discount	19,387
Debt consolidation	$ 0
Convertible Note 406 [Member]
Debt Instrument [Line Items]
Debt issuance date	Mar. 21, 2023
Debt Maturity date	Mar. 21, 2024
Principal Balance	$ 138,167	0
New Loans	138,167
Debt consolidation	$ 0
Shares Issued Upon Conversion	0
Accrued Interest	$ 379	$ 0
Interest expense	379
Unamortized Debt Discount	35,661
Debt consolidation	$ 0